Leases	12 Months Ended
Mar. 31, 2020
Leases
Leases

44. Leases

The Group has lease contracts for various items of buildings, vehicles and other equipment used in its operations. Leases of buildings generally have lease terms between 3 and 9 years, while motor vehicles and other equipment generally have lease terms between 3 and 5 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets and some contracts require the Group to maintain certain financial ratios. There are several lease contracts that include extension and termination options and variable lease payments, which are further discussed below.

The Group also has certain leases of buildings with lease terms of 12 months or less. The Group applies the ‘short-term lease’ recognition exemptions for these leases.

Set out below are the carrying amounts of right-of-use assets recognised and the movements during the period:

	Buildings	Motor vehicles	Other Equipments	Total
Balance as of April 1, 2019	158,346	6,295	25,347	189,988
Additions	498,972	—	—	498,972
Deletions	(69,258)	(2,292)	(1,120)	(72,670)
Depreciation (Refer note 13)	(66,526)	(3,053)	(8,289)	(77,868)
Balance as of March 31, 2020	521,534	950	15,938	538,422

The following are the amounts recognised in profit or loss:

Amount
Depreciation expense of right-of-use asset (Refer note 13)	77,868
Interest expense on lease liabilities (Refer note 16)	56,394
Expense relating to short-term leases (Refer note 12)	55,007
Total amount recognised in profit or loss	189,269

The following is the break-up of current and non-current lease liabilities as of March 31, 2020

Amount
Current lease liabilities (Refer note 32)	61,267
Non-current lease liabilities (Refer note 32)	478,361
Total	539,628

The following is the movement in lease liabilities during the year ended March 31, 2020:

Amount
Balance as of April 1, 2019	210,130
Additions	479,039
Finance cost accrued during the year (Refer note 16)	56,394
Deletions	(102,202)
Payment of lease liabilities	(103,734)
Balance as of March 31, 2020	539,627

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2020 on an undiscounted basis:

Amount
Less than one year	118,750
One to five years	544,361
More than five years	233,634
Total	896,745